SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Computed expected income tax benefit		¥ (59,905)	¥ (36,786)	¥ (103,234)
Share-based compensation		3,298	3,576	5,560
Non-deductible entertainment		326	802	1,264
Taxable deemed interest income from inter-company interest-free loans		983	1,633	1,828
Employee commercial Insurance		203	271	208
Selling Commission		233	1,016	1,057
Others		9	97	167
Non-PRC entities not subject to income tax		555	1,044	16,571
Effect of income tax rate differences in jurisdictions other than the PRC		(546)	(345)	(282)
Over provision in respect of prior years		(596)	(65)	36
NOL expired		10,911	18,292	34,921
Amortization of intangible assets formed by business combinations		(390)	(390)	(429)
Others		(2,212)	(1,725)	(2,759)
Changes in valuation allowance		46,311	12,264	44,528
Total income tax expense	$ (117)	¥ (820)	¥ (316)	¥ (564)